Business Combination	12 Months Ended
Dec. 31, 2023
Business Combinations [Abstract]
Business Combination
5. Business Combination
On August 27, 2023, the Company entered into a share purchase agreement (“SPA”) with DiDi Global Inc. (“DiDi”) and Da Vinci Auto Co. Limited (“Target HoldCo”, a direct and wholly
-
owned subsidiary of DiDi), pursuant to which the Company agreed to acquire and DiDi agreed to cause the Target HoldCo to sell the entire issued share capital of Xiaoju Smart Auto Co. Limited and its wholly-owned subsidiaries (“Xiaoju Group”), which were engaged in certain smart auto business that develops, designs and engineers A class automobile vehicles (“DiDi’s smart auto business”).
The Group believe
s
that the acquisition of DiDi’s smart auto business will increase the Group’s brand exposure and customer reach through DiDi’s platform, which will in turn result in commercial growth and opportunities in new international markets.
On November 13, 2023, the closing of the acquisition has been completed and the Company acquired an 100% equity interest in Xiaoju Group with a total purchase consideration of RMB3,782,206, after which Xiaoju Group became wholly-owned subsidiaries of the Company.
The following table summarizes the components of the purchase consideration transferred based on the closing price of the Company’s common share of US$7.83 per share as of the acquisition date:

As of acquisition date
Fair value of ordinary shares issued on the acquisition date (i)	3,087,849
Fair value of contingent consideration related to SOP Milestone (ii)	260,546
Fair value of contingent consideration related to Earn-Out Period Milestone (iii)	433,811

Total Consideration	3,782,206

(i)
The Company issued 58,164,217 Class A ordinary shares to DiDi on the acquisition date. A portion of the fair value for the shares issued, in the amount of RMB180,696 was attributed to a prepayment for subsequent technical support and advertising services to be provided by DiDi to the Group. Accordingly, this amount was not included in the total consideration of the acqu
i
sition.

(ii)
SOP Milestone refers to the start of production (“SOP”) of the new vehicle model (“Qualified New Model”) specified in the SPA for sales and delivery to ordinary customers. The acquisition of DiDi’s smart auto business includes a contingent consideration arrangement that requires an additional 4,636,447 Class A ordinary shares to be issued to DiDi if the SOP Milestone is met, which was classified as equity. In estimating the acquisition date fair value of the contingent consideration related to the SOP Milestone, the Company anticipated that the SOP Milestone would be met and the Company will issue these additional 4,636,447 Class A ordinary shares to DiDi upon the date of the SOP.

(iii)
The acquisition of DiDi’s smart auto business also includes a contingent consideration arrangement that requires additional Class A ordinary shares to be issued to DiDi based on (i) the aggregate delivery volume of the Qualified New Model within the
13-month
period immediately following the start of delivery (“First
Earn-Out
Period”) reaching 100,000 at any time during the period, or (ii) the aggregate delivery volume of the Qualified New Model within the
12-month
period immediately following the expiry of the First
Earn-
O
ut
Period reaching 100,000 at any time during the period, both of which is defined as
“Earn-Out
Period Milestone”. The range of shares to be issued related to the
Earn-Out
Period Milestone is between nil and 28,331,126, leading to the range of fair value of the contingent consideration between nil and RMB1,592,071 on the acquisition
date.
 The Group estimated
the acquisition date fair value of the contingent consideration related to the
Earn-Out
Period Milestone, which is classified as a derivative liability, based on the total contingent shares to be issued
,

considering projected delivery volume,
and the closing price of the Company’s common share on the
acquisition
date. As of December 31, 2023, the fair value of the contingent consideration related to the
Earn-Out
Period Milestone was RMB393,473, with a fair value gain of RMB29,339 recorded in the consolidated statements of comprehensive loss, and the range of fair value of the contingent consideration was between nil and RMB1,463,821
,
 which was mainly due to the change in the Company’s stock price.

The acquisition was accounted for as a business combination. The Group made estimates and judgements in determining the fair values of the assets acquired and liabilities assumed with the assistance from an independent valuation firm. The consideration was allocated on the acquisition date as follows:

As of acquisition date
Intangible assets
- VPT (Note 10)	2,586,911
- VMTUD (Note 10)	609,170
- Software	9,570
Cash and cash equivalents	684,214
Prepayments and other current assets	254,402
Property and equipment, net	113,818
Deferred tax assets	453,125
Other non-current assets	127,256
Accounts and notes payable	(30,473)
Accruals and other liabilities	(255,483)
Deferred tax liabilities	(804,410)
Goodwill	34,106

Total	3,782,206

The Group estimated the fair value of acquired VPT using the relief from royalty method. The value is estimated as the present value of the after-tax
cost savings at an appropriate discount rate. In terms of the fair value of the acquired VMTUD, which was initially recognized as in-process
research and development asset, the multiperiod excess earnings method was used. The value is estimated as the present value of the earnings
calculated at an appropriate discount rate. The Group’s determination of the fair values of acquired VPT and VMTUD involved the use of estimates and assumptions related to projected revenues, royalty rate, and discount rates.
The goodwill was mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under U.S. GAAP, including synergies which result from the assembled work force and the benefits of the strategic partnership with DiDi. None of the goodwill recognized is expected to be deductible for income tax purposes.
Pro forma information of the acquisition
The following unaudited pro forma information summarizes the results of operations for the years ended December 31, 2022 and 2023 of the Group as if the acquisition had occurred on January 1, 2022. The unaudited pro forma information includes: (i) amortization associated with estimates for the acquired intangible assets and corresponding deferred tax asset and liability; (ii) removal of the transaction costs related to the acquisition and (iii) the associated tax impact on these unaudited pro forma adjustments. The following pro forma financial information is presented for informational purpose only and is not necessarily indicative of the results that would have occurred had the acquisition been completed on January 1, 2022, nor is it indicative of future operating results.

	For the year ended December 31,
	2022	2023
Pro forma net revenues	26,855,119	30,856,674
Pro forma net loss	(12,035,550)	(14,066,681)

Since the acquisition date, Xiaoju Group contributed nil to the Group’s consolidated revenue and RMB47,655 to the Group’s consolidated net loss for the year ended December 31,2023, respectively.